Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small business (Detail) - Allowance for credit losses [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 2,250	$ 2,326
Provision for credit losses
Write-offs		(1,425)
Recoveries		330
Exchange rate and other		(27)
Balance at end of period		2,250
Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	49
Provision for credit losses
Model changes	0
Purchases and originations	10
Derecognitions and maturities	(13)
Remeasurements	36
Write-offs	(35)
Recoveries	7
Exchange rate and other	(3)
Balance at end of period	51	49
Small business [member] | Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	15
Provision for credit losses
Model changes	0
Transfers in (out) to Stage 1	31
Transfers in (out) to Stage 2	(5)
Purchases and originations	10
Derecognitions and maturities	(4)
Remeasurements	(31)
Exchange rate and other	1
Balance at end of period	17	15
Small business [member] | Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	15
Provision for credit losses
Model changes	0
Transfers in (out) to Stage 1	(31)
Transfers in (out) to Stage 2	5
Transfers in (out) to Stage 3	(11)
Derecognitions and maturities	(9)
Remeasurements	48
Exchange rate and other	(1)
Balance at end of period	16	15
Small business [member] | Impaired Stage Three [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	19
Provision for credit losses
Model changes	0
Transfers in (out) to Stage 3	11
Remeasurements	19
Write-offs	(35)
Recoveries	7
Exchange rate and other	(3)
Balance at end of period	$ 18	$ 19